Subsequent Events (Details) - Subsequent Event $ / shares in Units, $ in Millions	Aug. 14, 2019 USD ($) $ / shares
Subsequent Events
Cash distributions paid in the period per unit | $ / shares	$ 0.52
Series A Preferred Unit
Subsequent Events
Cash distributions | $	$ 1.8
Cash distribution paid date	Aug. 14, 2019